Property and Equipment	12 Months Ended
Dec. 31, 2020
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 8 - PROPERTY AND EQUIPMENT:

a.	Composition of property and equipment and accumulated depreciation thereon, grouped by major classifications and changes therein, and their movements during 2020:

	Cost			Accumulated Depreciation
	Balance at the beginning of	Additions during	Balance at the end of	Balance at the beginning of	Additions during	Balance at the end of	Depreciated balance as of December 31,
	the year	the year	the year	the year	the year	the year	2020	2019
	USD in thousands			USD in thousands			USD in thousands
Machinery and equipment	748	198	946	674	39	713	233	75
Leasehold improvements and furniture	135	37	172	99	50	149	23	36
Computers and software	517	89	606	490	27	517	89	26
	1,400	324	1,724	1,263	116	1,379	345	137

b.	Composition of property and equipment and accumulated depreciation thereon, grouped by major classifications and changes therein, and their movements during 2019:

	Cost			Accumulated Depreciation
	Balance at the beginning of	Additions during	Balance at the end of	Balance at the beginning of	Additions during	Balance at the end of	Depreciated balance as of December 31,
	the year	the year	the year	the year	the year	the year	2019	2018
	USD in thousands			USD in thousands			USD in thousands
Machinery and equipment	736	13	749	659	15	674	75	77
Leasehold improvements and furniture	97	38	135	95	4	99	36	2
Computers and software	505	11	516	479	11	490	26	26
	1,338	62	1,400	1,233	30	1,263	137	105